Message From The Chairman
-------------------------------------------------------------------------------
Fellow Shareholders:

A financial storm of surprising magnitude raged through the world's capital markets over the summer, culminating with a dramatic worldwide downturn in August. The storm began in Southeast Asia nearly a year ago, spread to Russia and then to Latin America; the waves hitting our domestic U.S. shoreline becoming progressively larger until the market broke in a selling climax during the last week of August. U.S. high yield bonds were damaged badly and as a result the Salomon Brothers High Yield Market Index/1/ had a 1 month total return of -6.70% as of August 31, 1998. However, as in past storms, the damage was not as severe as that suffered by the U.S. equity markets (S&P 500/2/ 1 month total return of -14.44% as of August 31, 1998) or that sustained by emerging markets debt (Bear Stearns Emerging Country Index/3/ 1 month total return of -24.33% as of August 31, 1998). September was quiet, but October, with an already poor reputation for performance, took a turn for the worse. The news of a hedge fund crisis and the subsequent partial liquidations of the high-yield portfolios of several hedge funds exacerbated the sell-off. Spreads rose to their widest levels in mid-October, stopped by the Federal Reserve's cut of both the discount rate and the Fed funds rate.

Just after most market pundits had written off any hope of recovery this year, the high-yield, and especially the emerging, markets staged a stunning rebound following the Federal Reserves surprise rate cut on October 15. The positive trends continued through November after an additional Federal Reserve rate cut, and largely reflected the rally in the equity markets (S&P 500 gained approximately 19% from mid-October through the end of November). Strong high-yield mutual fund inflows have helped fuel the rally. After approximately 10 weeks of negative fund flows resulting in an aggregate outflow of $2.8 billion, high-yield mutual funds experienced four consecutive weeks of inflows aggregating nearly $4.5 billion.

Angst

Unlike previous periods, our Summit High Yield Fund/4/ (A share without sales charge)+ produced results that lagged its benchmarks. Our 1 month return of -8.82% versus the Salomon Brothers High Yield Market Index return of -6.70%, both as of August 31, 1998, illustrates the rocky road we faced in August. September brought no solace to our Fund as high-yield investors shunned securities issued by smaller, lesser-known companies. Akin to the underperformance of small-cap stocks versus large-cap stocks, the fund's smaller issues underperformed their larger-capitalization brethren. In addition, a general worldwide flight to quality meant that while U.S. Treasuries performed very well in this period, BB-rated high-yield bonds outperformed our predominately B-rated holdings. Our holdings of two sectors-- telecommunications issuers (both domestic and European) and energy issuers (natural gas producers for the most part) proved to be less than fortuitous during the sell-off. Telecommunication issuers' appetite for capital and the fall of oil prices to 12-year lows impacted both sectors negatively. The result: September's 1 month total return of -3.53% (A share without sales charge)+ trailed the Salomon Brothers High Yield Market Index performance of 1.23%.

Volatility has been the name of the game for the emerging markets sector. The Summit Emerging Markets Bond Fund/5/ was no exception. In the
--------
 + With the maximum sales charge of 4.50%, the 1 month total return for August
   31, 1998 would have been -12.94% and the September 30, 1998 1 month return would have been -7.88%.
++ With the maximum sales charge of 4.50%, the 6 month total return for November 30, 1998 would have been -25.13%.

-------------------------------------------------------------------------------
six-month period ending November 30, 1998 the total return was -21.56% (A share without sale charge)++, versus -13.76% for the JP Morgan Emerging Market Bond Index./6/ The relative performance of the fund versus the index was hampered by its overweighting (in excess of 90%) of corporate versus sovereign issues that comprise a majority of the index.

The Longer Term Perspective

Since our June 1994 inception, the Summit High Yield Fund has delivered excellent returns for shareholders who believe that the high-yield sector deserves a portion of a long-term investor's assets. The Summit High Yield Fund's cumulative total return from inception, June 27, 1994, through November 30, 1998, is 65.0% (A shares without sales charge)+, versus 58.4% for the Salomon Brothers High Yield Market Index and 46.4% for the average high-yield mutual fund in Lipper Analytical Services' High Current Yield category./7/ For the 3 year period as of November 30, 1998 the Fund's Class A Shares ranked a very credible 4th of 138 funds./8/

Historical Perspective

The three month return of -6.85% for the Salomon Brothers High Yield Market Index/1/ ending October 31, 1998, was the worst since 1990. As compared to the darkest period in high-yield history, there are a number of noticeable differences. The collapse of Drexel Burnham in 1989, the most prominent dealer in high-yield securities, exacerbated the erosion of the high-yield market, as there were far fewer dealers and investors involved. The breadth of the market was far less diverse than it is today in terms of industry and sector distribution. The S&L crisis and the peril of Executive Life had resulted in a regulatory backlash against the market. The U.S. economy was showing clear signs of a recession. The invasion of Kuwait in August 1990 sent oil prices soaring to over $40 a barrel, essentially sealing the fate of the economy and the high-yield market. With recession assured, the average high-yield bond lost roughly 15% of its value in the Fall of 1990.

The Changing High-Yield Landscape

In the eight years that followed these lows--a period of broad economic expansion and stellar growth for the high-yield sector--much has changed in the landscape. Most importantly, the extreme excesses that were seen in the leveraged buyout (LBO) craze of the late Eighties and the resultant backlash against an immature high-yield market do not exist today. Default rates are roughly 1.5% today, compared to nearly 9% in 1990. We expect that default rates should rise moderately in 1999 to around 2.5%, nothing like 1990. While $80 billion in new debt has been added to the market, it is now predominately used for working capital--by a far more diverse base of investors.

Back to "Normal"?

New issues were priced at a record-breaking $17 billion per month during the first half of the year, resulting in significant supply pressure on secondary issues. Technically, the high-yield market is much healthier, with issuance averaging roughly $3-$4 billion over the past couple of months, the market shrinking via attrition, and the sharp inflows to mutual funds. As the new year approaches, it appears both pension funds and insurance companies are poised to give the high-yield market an overweighted position.

The improvement in prices has somewhat restored confidence. Yield spreads have tightened
--------
+With the maximum sales charge of 4.50%, the total return since inception would have been 57.63%.

-------------------------------------------------------------------------------
significantly, and as of November 30, 1998, liquidity was back in the market. Issuers are returning to the market. With average yields above 10%, up from a record low of 8.84% on March 31, 1998, investors again search for yield and relatively low, historical volatility.

What are the dominating factors driving the high-yield market today? We believe the favorable shift in U.S. demographics and the steady maturation of the high-yield market with an ever-expanding sophisticated investor base are major factors against the backdrop of a recession threat in 1999. The high-yield market trades, to a very large extent, on the future prospect of recession. High-yield securities have historically performed lower than most other U.S. classes during the initial period of recession, due to the average high-yield issuer having more leverage than the average investment-grade issuer. Therefore, the question of whether our domestic economy is about to enter a recession is of paramount importance. Our view is that the economy will muddle along in similar fashion to 1998, with inflationary pressures being rather benign.

During this trying period, I would like to thank you for the trust and confidence you have placed in our portfolio management team. Please direct comments or questions to me regarding any aspect of our Funds.

Sincerely,

/s/ Steven R. Sutermeister
Steven R. Sutermeister
Chairman
------
/1/The Salomon Brothers High Yield Market Index, a broad based index of the high-yield bond market is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees.
/2/The S&P 500 Stock Index represents the performance of the U.S. stock market as a whole. The index is unmanaged and does not reflect the deduction of fees associated with mutual fund, such as investment management and fund accounting fees. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
/3/The Bear Stearns Emerging Country Index is an unmanaged index generally representative of the emerging debt market as a whole. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees.
/4/Although the fund's yield may be higher than that of fixed income funds that purchase higher-rated securities, the potentially higher yield is a function of the greater risk that the fund's share price will decline.
/5/International investing involves increased risk and volatility.
/6/The J.P. Morgan Emerging Market Bond Index is an unmanaged index generally representative of the emerging debt market as a whole. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees.
/7/The Lipper High Yield Index is a managed index which aims at high yield from fixed income securities, has no quality or maturity restrictions, and tends to invest in lower grade debt issues.
/8/For the 1 and 3 year periods ended 11/30/98 the Summit High Yield Fund
  (Class A) ranked 199/235 and 4/138 funds within Lippers High Yield funds category. The Lipper ranking is based on total return for the period and does not reflect a sales charge.
Mutual Funds: Are Not FDIC Insured/ May Lose Value/ Have No Bank Guarantee Although the fund's yield may be higher than that of fixed-income funds that purchase higher rated securities, the potentially higher yield is a function of the greater risk that the fund's share price will decline.
The performance of the Summit High Yield Fund and Emerging Markets Bond Fund reflects the deduction of fees for these value-added services.
Past performance is not predictive of future results. Investment return and the principal value of shares in the Summit High Yield Fund and Emerging Markets Bond Fund will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost.
The Summit High Yield Fund and Emerging Markets Bond Fund are distributed by BISYS Fund Services. This report is authorized for distribution only when preceded or accompanied by a current prospectus.

                               Table of Contents

                           Message From the Chairman
                                     Page 1

                      Statement of Assets and Liabilities
                                     Page 5

                            Statement of Operations
                                     Page 6

                       Statement of Changes in Net Assets
                                     Page 7

                       Schedule of Portfolio Investments
                                     Page 8

                         Notes to Financial Statements
                                    Page 13

                              Financial Highlights
                                    Page 20

SUMMIT INVESTMENT TRUST

                      Statements of Assets and Liabilities
                               November 30, 1998
                                  (Unaudited)

                                                                     Emerging
                                                       High Yield     Markets
                                                          Fund       Bond Fund
                                                       -----------  -----------
                       ASSETS:
Investments, at value (cost $69,897,907 and
$27,211,732, respectively)...........................  $64,992,208  $20,053,456
Receivable for investments sold......................    2,020,000    1,002,500
Interest receivable..................................    1,603,524      948,060
 Prepaid expenses....................................       16,392        8,367
 Deferred organizational expenses....................           --       16,880
                                                       -----------  -----------
   Total Assets......................................   68,632,124   22,029,263
                                                       -----------  -----------
                    LIABILITIES:
Payable for investments purchased....................    6,411,860    1,480,000
Payable for capital shares redeemed..................        2,757           --
Accrued expenses and other payables:.................
 Investment advisory fees............................        2,349          940
 Administration fees.................................        1,783          584
 12b-1 fees (A shares)...............................       10,653        3,905
 12b-1 fees (B shares)...............................           20            1
 Shareholder Service fees............................            5           --
 Custodian fees......................................        3,536          453
 Legal fees..........................................       19,072        6,428
 Audit fees..........................................        6,870        4,630
 Other...............................................       30,762       18,870
                                                       -----------  -----------
   Total Liabilities.................................    6,489,667    1,515,811
                                                       -----------  -----------
                     NET ASSETS:
Capital..............................................   69,509,013   27,689,511
Undistributed net investment income..................      114,622       45,302
Accumulated net realized loss from investment and
foreign currency transactions........................   (2,575,479)     (63,085)
Net unrealized depreciation on investments and assets
and liabilities denominated in foreign currencies....   (4,905,699)  (7,158,276)
                                                       -----------  -----------
   Net Assets........................................  $62,142,457  $20,513,452
                                                       ===========  ===========
Net Assets:
 A Shares............................................  $62,114,006  $20,512,215
 B Shares............................................       28,451        1,237
Outstanding units of beneficial interest (shares):
 A Shares............................................    6,753,419    2,848,403
 B Shares............................................        3,096          172
Net Asset Value
 A Shares Redemption price per share.................        $9.20        $7.20
                                                       ===========  ===========
 Maximum sales charge................................        4.50%        4.50%
                                                       ===========  ===========
 Maximum offering price A Shares (100%/100% -
  maximum sales charge) of net asset value per share
  (adjusted to the nearest cent).....................        $9.63        $7.54
                                                       ===========  ===========
 B Shares Offering price per share (a)...............        $9.19        $7.20
                                                       ===========  ===========

--------
(a) Redemption price for B Shares varies based on length of time shares are held.
                       See notes to financial statements.

SUMMIT INVESTMENT TRUST

                            Statements of Operations
                                  (Unaudited)

                                                                  Emerging
                                                                   Markets
                                             High Yield Fund      Bond Fund
                                               For the Six       For the Six
                                              Months Ended      Months Ended
                                            November 30, 1998 November 30, 1998
                                            ----------------- -----------------
INVESTMENT INCOME:
Interest income............................    $ 3,164,018       $ 1,564,614
Dividend income............................         21,682                --
                                               -----------       -----------
  Total Income.............................      3,185,700         1,564,614
                                               -----------       -----------
EXPENSES:
Investment advisory fees...................        200,227            79,888
Administration fees........................         53,647            21,304
12b-1 fees (A Shares)......................         62,959            26,625
12b-1 fees (B Shares)......................             20                 1
Shareholder service fees (B shares)........              5                --
Audit fees.................................          6,772             5,298
Custodian fees.............................         17,630             1,878
Fund accounting fees.......................         20,961            31,849
Legal fees.................................         46,932            17,315
Organization expenses......................             --             8,181
Printing fees..............................         30,940            11,081
Registration fees..........................         13,787             6,327
Transfer agent fees........................         37,383            21,559
Trustees' fees.............................         11,947             5,038
Miscellaneous expenses.....................          8,723             4,195
                                               -----------       -----------
  Total expenses before voluntary
  reductions...............................        511,933           240,539
  Expenses voluntarily reduced.............        (63,695)          (28,010)
                                               -----------       -----------
  Net Expenses.............................        448,238           212,529
                                               -----------       -----------
Net Investment Income......................      2,737,462         1,352,085
                                               -----------       -----------
REALIZED/UNREALIZED GAINS (LOSSES) ON
INVESTMENTS:
Net realized gains (losses) on investments
and foreign currency transactions..........     (2,462,979)          (63,085)
Net change in unrealized appreciation
 (depreciation) on investments and assets
 and liabilities denominated in foreign
 currencies................................     (5,331,514)       (6,836,869)
                                               -----------       -----------
Net realized/unrealized gains (losses) on
investments................................     (7,794,493)       (6,899,954)
                                               -----------       -----------
Change in net assets resulting from
operations.................................    ($5,057,031)      ($5,547,869)
                                               ===========       ===========

                       See notes to financial statements.

SUMMIT INVESTMENT TRUST

                      Statements of Changes in Net Assets

                                High Yield Fund                Emerging Markets Bond Fund
                         ------------------------------     ---------------------------------
                            For the Six                        For the Six        For the
                           Months Ended      For the          Months Ended      Five Month
                         November 30, 1998  Year Ended      November 30, 1998  Period Ended
                            (Unaudited)    May 31, 1998        (Unaudited)    May 31, 1998(b)
                         ----------------- ------------     ----------------- ---------------
OPERATIONS:
 Net investment income..    $ 2,737,462    $ 4,222,185         $ 1,352,085      $   892,066
 Net realized gains
  (losses) on
  investments
  and foreign currency
  transactions..........     (2,462,979)     3,821,677             (63,085)         105,690
 Net change in
  unrealized
  appreciation
  (depreciation)
  on investments and
  assets and liabilities
  denominated in foreign
  currencies............     (5,331,514)    (1,467,951)         (6,836,869)        (321,407)
                            -----------    -----------         -----------      -----------
Change in net assets
resulting from
operations..............     (5,057,031)     6,575,911          (5,547,869)         676,349
                            -----------    -----------         -----------      -----------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income
 A Shares...............     (2,752,782)    (4,184,950)         (1,343,340)        (857,402)
 B Shares...............           (257)            --                 (27)              --
 Institutional Shares...             --        (75,986)(a)              --               --
                            -----------    -----------         -----------      -----------
                             (2,753,039)    (4,260,936)         (1,343,367)        (857,402)
                            -----------    -----------         -----------      -----------
In excess of net
investment income
 A Shares...............             --             --                  --               --
 B Shares...............             --             --                  --               --
 Institutional Shares...             --         (3,718)(a)              --               --
                            -----------    -----------         -----------      -----------
                                     --         (3,718)                 --               --
                            -----------    -----------         -----------      -----------
Net realized gains
 A Shares...............     (1,598,270)    (3,955,064)           (113,762)              --
 B Shares...............           (873)            --                  (7)              --
 Institutional Shares...             --             --                  --               --
                            -----------    -----------         -----------      -----------
                             (1,599,143)    (3,955,064)           (113,769)              --
                            -----------    -----------         -----------      -----------
Change in net assets
from shareholder
distributions...........     (4,352,182)    (8,219,718)         (1,457,136)        (857,402)
                            -----------    -----------         -----------      -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
 issued.................     24,050,696     45,870,906             292,935       25,207,058
 Dividends reinvested...      4,133,552      7,543,747           1,456,680          857,402
 Cost of shares
 redeemed...............    (12,275,988)   (35,071,165)           (110,626)          (3,939)
                            -----------    -----------         -----------      -----------
Change in net assets
from capital
transactions............     15,908,260     18,343,488           1,638,989       26,060,521
                            -----------    -----------         -----------      -----------
Change in net assets....      6,499,047     16,699,681          (5,366,016)      25,879,468
NET ASSETS:
 Beginning of period....     55,643,410     38,943,729          25,879,468               --
                            -----------    -----------         -----------      -----------
 End of period..........    $62,142,457    $55,643,410         $20,513,452      $25,879,468
                            ===========    ===========         ===========      ===========
SHARE TRANSACTIONS:
 Issued.................      2,472,797      4,047,983              43,345        2,537,918
 Reinvested.............        434,299        680,082             197,258           84,891
 Redeemed...............     (1,211,790)    (3,106,428)            (14,455)            (382)
                            -----------    -----------         -----------      -----------
Change in shares........      1,695,306      1,621,637             226,148        2,622,427
                            ===========    ===========         ===========      ===========

--------
(a) On July 31, 1997 Institutional Shares ceased operations and were transferred to High Yield Shares.
(b) Emerging Markets Bond Fund commenced operations on December 31, 1997.
                       See notes to financial statements.

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                       Schedule of Portfolio Investments
                               November 30, 1998
                                  (Unaudited)

 Shares or
 Principal                         Security                             Market
  Amount                          Description                            Value
 --------- --------------------------------------------------------   -----------
 Corporate Bonds (100.9%):
 Communications (50.0%):
 Cellular Telephone (1.7%):
 1,000,000 Dobson Communications, 11.75%, 4/15/07..................   $ 1,042,500
                                                                      -----------
 Data/Internet (4.9%):
 1,500,000 Psinet, Inc., 11.50%, 11/1/08**.........................     1,597,500
 1,500,000 Teligent, Inc., 11.50%, 12/1/07.........................     1,425,000
                                                                      -----------
                                                                        3,022,500
                                                                      -----------
 Domestic--Retail Telecom (6.0%):
 1,000,000 E.Spire Communication, Inc., 0.00%, 4/1/06 (b)..........       715,000
 2,625,000 Focal Communications Corp., 0.00%, 2/15/08 (c)..........     1,417,500
 1,500,000 ITC Deltacom, Inc., 9.75%, 11/15/08**...................     1,567,500
        28 Nextel Communications, Inc., 11.13%, 2/15/10............            25
                                                                      -----------
                                                                        3,700,025
                                                                      -----------
 Domestic--Wholesale Telecom (6.7%):
 2,000,000 Level 3 Communications, Inc., 9.13%, 5/1/08.............     2,000,000
 1,000,000 Qwest Communications International, 10.88%, 4/1/07......     1,155,000
 1,000,000 Qwest Communications International, 7.25%, 11/1/08**....     1,010,000
                                                                      -----------
                                                                        4,165,000
                                                                      -----------
 Equipment Providers (1.5%):
 1,500,000 SBA Communications Corp., 0.00%, 3/1/08 (d).............       915,000
                                                                      -----------
 International--Retail Telecom (8.3%):
 1,000,000 ESAT Telecom Group plc, Senior Notes, 11.88%, 12/1/08**.     1,037,500
 1,000,000 Metronet Communications Corp., 12.00%, 8/15/07..........     1,112,500
 2,000,000 Versatel Telecom BV, 13.25%, 5/15/08**..................     2,015,000
 1,000,000 Versatel Telecom BV, 13.25%, 5/15/08**..................     1,007,500
                                                                      -----------
                                                                        5,172,500
                                                                      -----------

 Shares or
 Principal                         Security                            Market
  Amount                          Description                           Value
 --------- --------------------------------------------------------  -----------
 Corporate Bonds, continued:
 Communications, continued:
 International--Wholesale Telecom (12.9%):
 1,725,000 Esprit Telecom Group plc, 11.50%, 12/15/07..............  $ 1,768,125
 2,000,000 Facilicom International, Inc., 10.50%, 1/15/08..........    1,650,000
 1,500,000 Global Crossing Holding Co., Ltd., 9.63%, 5/15/08.......    1,620,000
   100,000 Global Crossing Holding Co., Ltd., 10.50%, 12/1/08**....    1,000,000
 2,000,000 Viatel, Inc., 11.25%, 4/15/08...........................    2,000,001
                                                                     -----------
                                                                       8,038,126
                                                                     -----------
 Paging/Telegraph (5.4%):
 2,500,000 Arch Communications Group, 6.75%, 12/1/03**.............    1,275,000
 1,000,000 Paging Network Do Brazil SA, 13.50%, 6/6/05.............      510,000
 1,500,000 Paging Network, Inc., 10.00%, 10/15/08..................    1,567,500
                                                                     -----------
                                                                       3,352,500
                                                                     -----------
 Pay Phone Operators (2.6%):
 1,500,000 Phonetel Technologies, Inc., 12.00%, 12/15/06...........      675,000
 1,000,000 Talton Holdings, Inc., 11.00%, 6/30/07..................      950,000
                                                                     -----------
                                                                       1,625,000
                                                                     -----------
  Total Communications..............................................  31,033,151
                                                                     -----------
 Energy/Mining (7.6%):
 Distribution (1.3%):
 1,000,000 Empire Gas Corp., 7.00%, 7/15/04 (e)....................      800,000
                                                                     -----------
 Oil/Gas Extraction (6.3%):
 2,000,000 Abraxas Petroleum Corp., 11.50%, 11/1/04................    1,700,000
 1,000,000 Costilla Energy, Inc., 10.25%, 10/1/06..................      865,000
 1,500,000 Eagle Geophysical, Inc., 10.75%, 7/15/08................    1,365,000
                                                                     -----------
                                                                       3,930,000
                                                                     -----------
  Total Energy/Mining...............................................   4,730,000
                                                                     -----------

                                   Continued

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                  Schedule of Portfolio Investments, Continued
                               November 30, 1998
                                  (Unaudited)

 Shares or
 Principal                         Security                            Market
  Amount                          Description                           Value
 --------- --------------------------------------------------------  -----------
 Corporate Bonds, continued:
 Financial (1.2%):
 Banking/Insurance (1.2%):
 1,000,000 Arcadia Financial Ltd., 11.50%, 3/15/07.................  $   750,000
                                                                     -----------
 Manufacturing/Consumer Goods (10.0%):
 Consumer Products (2.4%):
 1,000,000 Stuart Entertainment, 12.50%, 11/15/04..................      485,000
 1,000,000 Werner Holdings Co., Inc., 10.00%, 11/15/07.............      990,000
                                                                     -----------
                                                                       1,475,000
                                                                     -----------
 Electric/HVAC (1.7%):
 1,000,000 International Wire Group, 11.75%, 6/1/05................    1,045,000
                                                                     -----------
 Furniture & Fixtures (1.2%):
 1,000,000 Macsaver Financial Services, 7.60%, 8/1/07..............      747,730
                                                                     -----------
 Professional & Commercial Equipment (1.4%):
 1,000,000 Anchor Lamina, Inc., 9.88%, 2/1/08......................      850,000
                                                                     -----------
 Textile/Apparel (3.3%):
 1,500,000 Anvil Knitwear, 10.88%, 3/15/07.........................    1,050,000
 1,000,000 Tropical Sportswear International, 11.00%, 6/15/08......    1,042,500
                                                                     -----------
                                                                       2,092,500
                                                                     -----------
  Total Manufacturing/Consumer Goods................................   6,210,230
                                                                     -----------
 Manufacturing/Trade (12.5%):
 Auto/Related Products (2.3%):
 1,500,000 Prestolite Electric, Inc., 9.63%, 2/1/08................    1,440,000
                                                                     -----------
 Metals (3.2%):
 2,000,000 Kaiser Aluminum & Chemicals, 12.75%, 2/1/03.............    1,980,000
                                                                     -----------
 Miscellaneous (6.0%):
 1,500,000 Derby Cycle Corp., 10.00%, 5/15/08**....................    1,230,000
   500,000 IMO Industries, Inc., 11.75%, 5/1/06....................      520,000
 1,000,000 International Knife & Saw Corp., 11.38%, 11/15/06.......    1,025,000
 1,000,000 Numatics, Inc., 9.63%, 4/1/08...........................      945,000
                                                                     -----------
                                                                       3,720,000
                                                                     -----------

 Shares or
 Principal                         Security                            Market
  Amount                          Description                           Value
 --------- --------------------------------------------------------  -----------
 Corporate Bonds, continued:
 Manufacturing/Trade, continued:
 Paper & Pulp (1.0%):
 1,000,000 Indah Kiat Fin Mauritius, 10.00%, 7/1/07................  $   645,000
                                                                     -----------
  Total Manufacturing/Trade.........................................   7,785,000
                                                                     -----------
 Media (6.8%):
 Cable/Pay TV/Other (0.2%):
   500,000 TV Filme, Inc., 12.88%, 12/15/04........................      135,000
                                                                     -----------
 Outdoor Advertising (3.2%):
 2,000,000 Tri-State Outdoor Media, 11.00%, 5/15/08 **.............    1,980,000
                                                                     -----------
 Radio Broadcasting (3.4%):
 1,000,000 Citadel Broadcasting Co., 9.25%, 11/15/08**.............    1,037,500
 1,000,000 Spanish Broadcasting System, 11.00%, 3/15/04............    1,060,000
                                                                     -----------
                                                                       2,097,500
                                                                     -----------
  Total Media.......................................................   4,212,500
                                                                     -----------
 Miscellaneous Services (11.3%):
 General Merchandise (1.2%):
   750,000 Pamida, Inc., 11.75%, 3/15/03...........................      720,000
                                                                     -----------
 Healthcare (2.3%):
 1,500,000 Insight Health Services, 9.63%, 6/15/08.................    1,455,000
                                                                     -----------
 Hotel/Gaming (6.1%):
 2,000,000 Argosy Gaming, 13.25%, 6/1/04...........................    2,250,000
   500,000 Casino Magic--Louisiana, Inc., 13.00%, 8/15/03..........      567,500
 1,000,000 Station Casinos, 8.88%, 12/1/08**.......................    1,010,000
                                                                     -----------
                                                                       3,827,500
                                                                     -----------
 Other (1.7%):
 1,000,000 Affinity Group Holdings, Inc., 11.00%, 4/1/07...........    1,040,000
                                                                     -----------
  Total Miscellaneous Services......................................   7,042,500
                                                                     -----------
 Transportation (1.5%):
 Shipping (1.1%):
   750,000 Navigator Gas Transport, 12.00%, 6/30/07**..............      712,500
                                                                     -----------

                                   Continued

SUMMIT INVESTMENT TRUST
SUMMIT HIGH YIELD FUND

                 Schedule of Portfolio Investments, Continued
                               November 30, 1998
                                  (Unaudited)

 Shares or
 Principal                         Security                            Market
  Amount                         Description                           Value
 --------- -------------------------------------------------------  ------------
 Corporate Bonds, continued:
 Transportation, continued:
 Trucking/Warehousing (0.4%):
  500,000  Trism, Inc., 10.75%, 12/15/00..........................  $    225,000
                                                                    ------------
  Total Transportation.............................................      937,500
                                                                    ------------
  Total Corporate Bonds............................................   62,700,881
                                                                    ------------
 Common Stocks (0.0%):
 Communications (0.0%):
 Paging/Telegraph (0.0%):
    1,000  Paging Do Brazil Holding Co. LLC, Class B**............            --
                                                                    ------------
  Total Common Stocks..............................................           --
                                                                    ------------
 Preferred Stock (0.2%):
 Communications (0.2%):
 International--Wholesale Telecom (0.2%):
      991  Viatel, Inc............................................        94,145
                                                                    ------------
  Total Preferred Stock............................................       94,145
                                                                    ------------
 Rights/Warrants (0.1%):
 Communications (0.1%):
 International--Retail Telecom (0.0%):
    2,000  Versatel Telecom, Warrants, expire 5/15/08.............        20,000
    1,000  Versatel Telecom, Warrants, expire 5/15/08.............        10,000
                                                                    ------------
                                                                          30,000
                                                                    ------------

 Shares or
 Principal                        Security                           Market
  Amount                        Description                           Value
 --------- -----------------------------------------------------   -----------
 Rights/Warrants, continued:
 Communications, continued:
 Network--Domestic (0.1%):
     1,000 Metronet Communication Corp., Warrants, expire
            12/31/99............................................   $    35,880
                                                                   -----------
  Total Communications...........................................       65,880
                                                                   -----------
 Manufacturing/Consumer Goods (0.0%):
 Consumer Products (0.0%):
     2,000 Renaissance Cosmetics, Inc., Warrants, expire
            8/15/01**...........................................             2
                                                                   -----------
 Media (0.0%):
       200 American Telecasting, Inc., Warrants, expire 8/10/00.            --
                                                                   -----------
  Total Manufacturing/Consumer Goods.............................            2
                                                                   -----------
  Total Rights/Warrants..........................................       65,882
                                                                   -----------
 Investment Companies (3.4%):
 2,131,300 Fifth Third Commercial Paper Fund....................     2,131,300
                                                                   -----------
  Total Investment Companies.....................................    2,131,300
                                                                   -----------
  Total Investments
   (Cost $69,897,907) (a)--104.6%................................   64,992,208
                                                                   -----------
  Liabilities in excess of other assets--(4.6)%..................   (2,849,751)
                                                                   -----------
  Total Net Assets--100.0%.......................................  $62,142,457
                                                                   ===========

--------
Percentages indicated are based on net assets of $62,142,457.
(a)Cost for federal income tax purposes differs from value by net unrealized depreciation as follows:

    Unrealized appreciation......... $ 1,249,563
    Unrealized depreciation......... $(6,155,262)
                                     -----------
    Net unrealized depreciation..... $(4,905,699)
                                     ===========

(b)Interest rate increases to 12.75% on April 1, 2001.
(c)Interest rate increases to 12.13% on February 15, 2003.
(d)Interest rate increases to 12.00% on March 1, 2003.
(e)Interest rate increases to 12.88% on July 15, 1999.

** Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1998, the market value of Rule 144A securities amounted to $16,480,002 or 27% of net assets.
                      See notes to financial statements.

SUMMIT INVESTMENT TRUST
SUMMIT EMERGING MARKETS BOND FUND

                       Schedule of Portfolio Investments
                               November 30, 1998
                                  (Unaudited)

 Shares or
 Principal                        Security                            Market
  Amount                         Description                           Value
 --------- ------------------------------------------------------   -----------
 Corporate Bonds (95.7%):
 Asia (12.6%):
 Indonesia (10.1%):
 1,000,000 APP International Finance, 11.75%, 10/1/05............   $   775,000
 1,000,000 DGS International Finance Co. BV, 10.00%, 6/1/07**....       640,000
 1,000,000 Tjiwi Kimia Finance Mauritius, 10.00%, 8/1/04.........       640,000
                                                                    -----------
                                                                      2,055,000
                                                                    -----------
 Israel (2.5%):
 1,000,000 Barak I.T.C., 0.00%, 11/15/07 (b).....................       520,000
                                                                    -----------
                                                                      2,575,000
                                                                    -----------
 Caribbean (4.0%):
 Dominican Republic (4.0%):
 1,000,000 Tricom SA, 11.38%, 9/1/04.............................       820,000
                                                                    -----------
 Eastern Europe (10.0%):
 Poland (4.3%):
 1,000,000 Netia Holdings BV, 10.25%, 11/1/07....................       870,000
                                                                    -----------
 Russia (1.6%):
 2,498,794 Russia-Ian, Floating Rate Note, currently 6.63%,
            12/15/15.............................................       337,337
                                                                    -----------
 Turkey (4.1%):
 1,000,000 Cellco Finance NV, 15.00%, 8/1/05**...................       835,000
                                                                    -----------
                                                                      2,042,337
                                                                    -----------
 Latin America (57.4%):
 Argentina (22.0%):
 1,000,000 Acindar Ind., 11.25%, 2/15/04.........................       855,000
 1,000,000 Autopistas Del Sol SA, 10.25%, 8/1/09**...............       730,000
 1,000,000 Cia International Telecom Cointel, 10.38%, 8/1/04.....       695,000
 1,000,000 CTI Holdings SA, 0.00%, 4/15/08 (e)...................       480,000
 1,000,000 Mastellone Hermanos SA, 11.75%, 4/1/08................       780,000
 1,000,000 Supercanal Holdings, 11.50%, 5/15/05**................       540,000
   500,000 Supermercados Norte, 10.88%, 2/9/04**.................       455,000
                                                                    -----------
                                                                      4,535,000
                                                                    -----------

 Shares or
 Principal                        Security                            Market
  Amount                         Description                           Value
 --------- ------------------------------------------------------   -----------
 Corporate Bonds, continued:
 Latin America, continued:
 Brazil (19.0%):
 1,000,000 Banco Nacional Desenvolvimento, Floating Rate Note,
            currently 10.80%, 6/16/08**..........................   $   785,000
 1,000,000 Comtel Brasileira Ltd., 10.75%, 9/26/04**.............       860,000
 1,000,000 Espirito Santo Centrais Electrias, 10.00%, 7/15/07....       760,000
 1,000,000 MRS Logistica SA, 10.63%, 8/15/05**...................       520,000
 1,000,000 Paging Network Do Brazil SA, 13.50%, 6/6/05...........       510,000
   500,000 Tevecap SA, 12.63%, 11/26/04..........................       325,000
   500,000 TV Filme, Inc., 12.88%, 12/15/04......................       135,000
                                                                    -----------
                                                                      3,895,000
                                                                    -----------
 Mexico (16.4%):
 1,000,000 Consorcio Grupo Dina, 8.00%, 8/8/04, Convertible Bond.       400,000
 1,000,000 Groupo Azucarero Mexico SA, 11.50%, 1/15/05...........       400,000
   500,000 Gruma, SA de C.V., 7.63%, 10/15/07....................       448,085
   500,000 Grupo Industrial Durango, 12.63%, 8/1/03..............       455,000
 1,000,000 Innova S de R.L., 12.88%, 4/1/07......................       765,000
 1,000,000 TV Azteca SA, 10.50%, 2/15/07.........................       890,000
                                                                    -----------
                                                                      3,358,085
                                                                    -----------
                                                                     11,788,085
                                                                    -----------
 North America (1.8%):
 Canada (1.8%):
 1,000,000 Microcell Telecommunications, 0.00%, 10/15/07 (c).....       362,863
                                                                    -----------
 Western Europe (9.9%):
 Greece (4.1%):
 1,000,000 Fage Dairy Industries SA, 9.00%, 2/1/07...............       861,440
                                                                    -----------
 Ireland (3.3%):
 1,000,000 ESAT Telecom Group plc, 0.00%, 2/1/07 (d).............       670,000
                                                                    -----------

                                   Continued

SUMMIT INVESTMENT TRUST
SUMMIT EMERGING MARKETS BOND FUND

                 Schedule of Portfolio Investments, Continued
                               November 30, 1998
                                  (Unaudited)

 Shares or
 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 Corporate Bonds, continued:
 Western Europe, continued:
 Netherlands (2.5%):
  500,000  Versatel Telecom BV, 13.25%, 5/15/08**.................   $   503,750
                                                                     -----------
                                                                       2,035,190
                                                                     -----------
  Total Corporate Bonds............................................   19,623,475
                                                                     -----------
 Rights/Warrants (0.0%):
 Western Europe (0.0%):
 Netherlands (0.0%):
      500  Versatel Telecom BV, Warrants, expire 5/15/08**........         5,000
                                                                     -----------
  Total Rights/Warrants............................................        5,000
                                                                     -----------

 Shares or
 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 Investment Companies (2.1%):
 North America (2.1%):
 United States (2.1%):
  424,981  Fifth Third Commercial Paper Fund......................   $   424,981
                                                                     -----------
  Total Investment Companies.......................................      424,981
                                                                     -----------
  Total Investments
   (Cost $27,211,732) (a)--97.8%...................................   20,053,456
  Other assets in excess of liabilities--2.2%......................      459,996
                                                                     -----------
  Total Net Assets--100.0%.........................................  $20,513,452
                                                                     ===========

--------
Percentages indicated are based on net assets of $20,513,452.
(a)Cost for federal income tax purposes differs from value by net unrealized depreciation as follows:

    Unrealized appreciation......... $    38,361
    Unrealized depreciation......... $(7,196,637)
                                     -----------
    Net unrealized depreciation..... $(7,158,276)
                                     ===========

(b) Interest rate increases to 12.50% on November 15, 2002.
(c) Interest rate increases to 11.13% on October 15, 2002.
(d) Interest rate increases to 12.50% on February 1, 2002.
(e) Interest rate increases to 11.50% on April 15, 2003.

** Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1998, the market value of Rule 144A securities amounted to $5,873,750 or 29% of net assets.
                      See notes to financial statements.

SUMMIT INVESTMENT TRUST

                         Notes to Financial Statements
                               November 30, 1998
                                  (Unaudited)
1. Organization:

 Summit Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated March 8, 1994, as amended. The Trust is comprised of two managed investment portfolios, the Summit High Yield Fund (the "High Yield Fund") and the Summit Emerging Markets Bond Fund (the "Emerging Markets Fund"), collectively (the "Funds"), or individually (the "Fund"). On July 31, 1997, the Institutional Service Shares of the Summit High Yield Fund ceased operations and all outstanding shares were converted to High Yield Shares. Effective September 30, 1998, the High Yield Shares were redesignated to A Shares and the Funds began offering B Shares to the public. B Shares impose a back end sales charge (load) if you sell your shares before the sixth year.

 The High Yield Fund's investment objective is high current income with capital appreciation as a secondary goal. The Fund invests primarily in lower-quality, intermediate to long-term corporate bonds.

 The Emerging Market Fund's investment objective is to provide high income and capital appreciation. The Fund will invest primarily in government and corporate debt securities of emerging market nations.

 The Funds are authorized to issue an unlimited number of shares, which are units of beneficial interest without par value.

2. Significant Accounting Policies:

 The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

 Securities Valuation:

 Securities which are traded on stock exchanges are valued at the last sales price as of the close of the New York Stock Exchange (the "Exchange"), or lacking any sales, at the closing bid price. Securities traded in the "over-the-counter" market valued at the last bid price quoted by brokers that make markets in the securities at the close of trading on the Exchange. Fixed income securities are generally traded in the over-the-counter market. Securities and assets for which market quotations are not readily available or not obtained from a pricing service are valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees. As approved by the Board of Trustees, the Fund uses a pricing service or services in determining the net asset value of shares of the Funds. Fixed income securities with a remaining maturity of 60 days or less are valued on an amortized cost basis, which the Trustees have determined reflects fair value.
                                   Continued

SUMMIT INVESTMENT TRUST

                               November 30, 1998
                                  (Unaudited)

   The Funds may invest their assets in intermediate to long-term, high yield, medium and lower quality, fixed income securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. If market quotations are not readily available for the Fund's lower-rated or non-rated securities, these securities will be valued by a method that the Trustees believe accurately reflects fair value. Judgment plays a greater role in valuing lower-rated securities than with respect to securities for which external sources of quotations and last sale information are more available.

   Foreign Currency Translation:

   The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Emerging Markets Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the date of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchanges on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

   Foreign Currency Contracts:

   A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the fluctuations in value during the period the forward was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

   Forward foreign exchange contracts may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the original contracts and the amount realized upon the closing of such contracts is included in net realized gains/losses from investment and foreign currency transactions. No forward foreign exchange contracts were held at November 30, 1998.

   Securities Transactions and Related Income:

   Securities transactions are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost.

   Dividends to Shareholders:

   Dividends from net investment income are declared and paid monthly. Net realized capital gains, if any, are declared and paid at least annually.
                                   Continued

SUMMIT INVESTMENT TRUST

                               November 30, 1998
                                  (Unaudited)

   Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are primarily due to differing treatments for organization costs, market discount, and foreign currency transactions.

   These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distribution in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital. As of May 31, 1998, the following reclassifications were made to increase (decrease) such accounts with offsetting adjustments made to paid-in-capital:

                                            Accumulated       Accumulated Net
                                         Undistributed Net  Realized Gain/(Loss)
                                         Investment Income     on Investments
                                         ------------------ --------------------
    High Yield Fund.....................      $124,443           ($127,213)
    Emerging Markets Fund...............      $  1,920            $  8,079

   Federal Income Taxes:

   It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

   International Funds:

   The Emerging Markets Bond Fund has a relatively large concentration of securities invested in companies domiciled in the emerging markets. The Fund may be more susceptible to the political, social and economic events adversely affecting the emerging market companies than funds not so concentrated.

   Other:

   Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to both Funds are allocated among each Fund based upon relative net assets or another appropriate method. Costs incurred in connection with the organization and initial registration of the Emerging Markets Fund have been deferred and are being amortized over a twenty four month period, beginning with each Fund's commencement of operations.

                                   Continued

SUMMIT INVESTMENT TRUST

                               November 30, 1998
                                  (Unaudited)
3. Purchases and Sales of Portfolio Securities:

 Purchases and sales of securities (excluding short-term securities) for the six months ended November 30, 1998 are as follows:

                                                          Purchases     Sales
                                                         ----------- -----------
    High Yield Fund..................................... $48,008,570 $32,151,313
    Emerging Markets Fund............................... $ 7,176,450 $ 5,876,991

4. Related Party Transactions:

 First Summit Capital Management ("FSCM" or the "Adviser"), a joint venture having its principal offices at 312 Elm Street, Suite 2525, Cincinnati, Ohio 45202, is the investment adviser to the Funds. FSCM was organized principally for purposes of sponsoring and managing the Trust pursuant to a joint venture agreement (the "Joint Venture Agreement") between Summit Investment Partners, LLC, ("SIP") and Freeman Holding Company, Inc. ("Freeman"), a Delaware corporation. Under the Joint Venture Agreement, SIP serves as the general manager of the Adviser and is responsible for maintaining its books of account and other financial records and for preparing its quarterly financial statements. SIP is a division of Union Central Life, an Ohio mutual insurance company, which owns approximately 52% of the High Yield Fund and 98% of the Emerging Markets Fund as of November 30, 1998. Freeman is the parent corporation of Freeman Securities Company, Inc., a New Jersey corporation which is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

 Under the terms of the Investment Advisory Agreement between the Trust and FSCM (the "Advisory Agreement"), FSCM is entitled to receive fees based on a percentage of the average daily net assets of the Funds. Effective July 1, 1995, the investment advisory fee is based on the total return investment performance of the High Yield Fund for the prior twelve-month period relative to the percentage change in the Salomon Brothers High Yield Market Index for the same period. The advisory fee is paid monthly at an annual rate which varies between 0.35% and 1.15% of the High Yield Fund's average daily net assets. For the Emerging Markets Fund the advisory fee is paid monthly at an annual rate of 0.75% of the Fund's average daily net assets. The Adviser has agreed to waive a portion of its advisory fee so as to limit the total annual expenses of the High Yield Fund to 1.60% and the Emerging Markets to 2.00%. For the six months ended November 30, 1998, FSCM received $148,134 and $57,204 of advisory fees after voluntarily waiving $52,093 and $22,684 of advisory fees for the High Yield Fund and Emerging Markets Fund, respectively.

 Summit Investment Partners, LLC, with offices at 312 Elm Street, Suite 2525, Cincinnati, Ohio 45202, serves as investment sub-adviser (the "Sub-Adviser") to the Funds pursuant to an Investment Sub-Advisory Agreement with the Adviser dated September 18, 1996 (the "Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, Summit Investment Partners, LLC provides, subject to the Adviser's direction, a portion of the investment advisory services for which the Adviser is responsible pursuant to the Advisory Agreement relating to the Funds. Under the Sub-Advisory Agreement, the Sub-Adviser receives from the Adviser an
                                   Continued

SUMMIT INVESTMENT TRUST

                               November 30, 1998
                                  (Unaudited)
 annual fee in the amount of $150,000 and $150,000 per year from the High Yield Fund and Emerging Markets Fund, respectively. If the Sub-Adviser renders services to the Adviser under the Sub-Advisory Agreement for a period of less than twelve months, the Sub-Adviser is entitled to a pro-rata portion of such fee, or such other fees as shall be agreed to by the Adviser and the Sub-Adviser, not to exceed the equivalent of the pro-rata portion of such fee. In the event that the amount payable as the Sub-Adviser's fees exceeds the amount of advisory fees paid to the Adviser pursuant to the Advisory Agreement, the difference will be shared equally by the Adviser's general partners, Freeman and SIP, or paid by FSCM.

 BISYS Fund Services (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator, manager, and distributor to the Trust.

 Certain officers of the Trust are affiliated with BISYS or with FSCM. Such officers are not paid any fees directly by the Funds or the Trust for serving as officers of the Trust.

 BISYS Fund Services, LP ("BISYS" or "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's administrator and assists the Trust in all aspects of its administration and operation. The administrator is entitled to a fee Under the terms of the Management and Administration Agreement between the Trust and, BISYS' fees are computed daily and paid monthly as a percentage of the average daily net assets of the Funds at an annual rate of 0.20%. For the six months ended November 30, 1998, BISYS received $42,045 and $15,978 of administration fees after voluntarily waiving $11,602 and $5,326 of administration fees for the High Yield Fund and Emerging Markets Fund, respectively.

 The Trust has adopted a Distribution Plan (the "Plan") in which BISYS receives fees for providing distribution and shareholder services under the Distribution Agreement between the Trust and BISYS pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Class A shares are subject to an annual distribution fee of up to 0.25% of the average daily net assets. Class B shares are subject to an annual distribution fee of up to 1.00% of the average daily net assets. The Distributor may use up to 0.25% of the fees for shareholder servicing and up to 0.75% for distribution activities. For the six months ended November 30, 1998, BISYS has received $62,979 and $26,626 for the High Yield Fund and the Emerging Markets Fund, respectively. These fees may be used by BISYS to pay financial institutions, including the Summit Investment Partners, LLC, broker dealers and other institutions, or to reimburse BISYS or its affiliates for distribution or shareholder service assistance. In addition, BISYS has the right, as principal underwriter, to purchase Fund shares at their net asset value and to sell such shares to the public, or to dealers who have entered into selected dealer agreements with the Distributor, in both cases against orders for such shares. BISYS may sell such shares at the public offering price, which is net asset value plus a maximum sales charge of 4.50% or, in the case of sales to dealers, at the public offering price less a concession determined by BISYS which may not exceed the amount of the sales charge or the underwriting discount. For the six months ended November 30, 1998, BISYS received $66,390 and $0 from commissions earned on sales of the High Yield Fund and Emerging Markets Fund, respectively, of which $54,207 and $0 was reallowed to unaffiliated broker/dealers, respectively.

                                   Continued

SUMMIT INVESTMENT TRUST

                               November 30, 1998
                                  (Unaudited)
 BISYS serves as the Trust's transfer agent and is entitled to receive fees based upon a contractually specified amount per shareholder with specified minimum per portfolio amounts and surcharges. In addition, the transfer agent is reimbursed for certain out-of-pocket expenses incurred in providing transfer agency services. BISYS also serves the Trust as fund accountant. Under the terms of the Fund Accounting Agreement, BISYS is entitled to receive a minimum annual fee of $30,000 and $45,000 or 0.03% and 0.05% of the average daily net assets of the High Yield Fund and Emerging Markets Fund, respectively. In addition, BISYS is entitled to be reimbursed for certain out-of-pocket expenses incurred in providing such fund accounting services. Transfer agent and fund accounting fees for the six months ended November 30, 1998 were $58,344 and $53,408, for the High Yield Fund and the Emerging Markets Fund, respectively.
                                   Continued

SUMMIT INVESTMENT TRUST

                               November 30, 1998
                                  (Unaudited)
5. Shares of Beneficial Interest

 The following is a summary of transactions in Fund shares:


                            Summit High Yield Fund     Emerging Markets Bond Fund
                           --------------------------  ------------------------------
                           For the Six     For the      For the Six     For the Five
                           Months Ended   Year Ended    Months Ended    Months Ended
                           November 30,    May 31,      November 30,      May 31,
                               1998          1998           1998            1998
                           ------------  ------------  --------------  --------------
  CAPITAL TRANSACTIONS:
  A Shares:
   Proceeds from shares
   issued................. $ 24,024,087  $ 44,901,158   $     291,935  $   25,207,058
   Dividends reinvested...    4,132,422     7,475,727       1,456,646         857,402
   Shares redeemed........  (12,275,988)  (29,628,147)       (110,626)         (3,939)
                           ------------  ------------   -------------  --------------
     Change in net assets
      from A Shares
      transactions........ $ 15,880,521  $ 22,748,738   $   1,637,955  $   26,060,521
                           ============  ============   =============  ==============
  B Shares:
   Proceeds from shares
   issued................. $     26,609            --   $       1,000              --
   Dividends reinvested...        1,130            --              34              --
   Shares redeemed........           --            --              --              --
                           ------------  ------------   -------------  --------------
     Change in net assets
      from B Shares
      transactions........ $     27,739            --   $       1,034              --
                           ============  ============   =============  ==============
  Institutional Service
  Shares: (a)
   Proceeds from shares
   issued.................           --  $    969,749              --              --
   Dividends reinvested...           --        68,019              --              --
   Shares redeemed........           --    (5,443,018)             --              --
                           ------------  ------------   -------------  --------------
     Change in net assets
      from Institutional
      Service Shares
      transactions........           --  $ (4,405,250)             --              --
                           ============  ============   =============  ==============
  SHARE TRANSACTIONS:
  A Shares:
   Proceeds from shares
   issued.................    2,469,828     3,964,100          43,178       2,537,918
   Dividends reinvested...      434,172       674,217         197,253          84,891
   Shares redeemed........   (1,211,790)   (2,641,732)        (14,455)           (382)
                           ------------  ------------   -------------  --------------
     Change in A Shares...    1,692,210     1,996,585         225,976       2,622,427
                           ============  ============   =============  ==============
  B Shares:
   Proceeds from shares
   issued.................        2,969            --             167              --
   Dividends reinvested...          127            --               5              --
   Shares redeemed........           --            --              --              --
                           ------------  ------------   -------------  --------------
     Change in B Shares...        3,096            --             172              --
                           ============  ============   =============  ==============
  Institutional Service
  Shares: (a)
   Proceeds from shares
   issued.................           --        83,883              --              --
   Dividends reinvested...           --         5,865              --              --
   Shares redeemed........           --      (464,696)             --              --
                           ------------  ------------   -------------  --------------
     Change in
      Institutional
      Service Shares......           --      (374,948)             --              --
                           ============  ============   =============  ==============

(a) On July 31, 1997 Institutional Shares ceased operations and were transferred High Yield Shares.

                                   Continued

SUMMIT HIGH YIELD FUND

                             Financial Highlights

                                              A Shares
                            ---------------------------------------------------
                              For the                                  For the
                             Six Months                                 Period
                               Ended         Year     Year     Year    June 27,
                            November 30,     Ended    Ended    Ended   1994 to
                                1998        May 31,  May 31,  May 31,  May 31,
                            (Unaudited)      1998     1997     1996    1995(a)
                            ------------    -------  -------  -------  --------
Net Asset Value, Beginning
of Period.................    $ 10.99       $ 11.32  $ 11.05  $ 10.11  $ 10.00
                              -------       -------  -------  -------  -------
INVESTMENT ACTIVITIES:
  Net investment income...       0.49          1.01     0.99     1.01     0.83
  Net realized and
   unrealized gains
   (losses) on investments.     (1.49)         0.70     0.90     0.95     0.11
                              -------       -------  -------  -------  -------
    Total from Investment
     Activities...........      (1.00)         1.71     1.89     1.96     0.94
                              -------       -------  -------  -------  -------
DISTRIBUTIONS:
  Net investment income...      (0.50)        (1.01)   (0.99)   (1.01)   (0.83)
  In excess of net
  investment income.......         --            --    (0.13)      --       --
  Net realized gains......      (0.29)        (1.03)   (0.50)   (0.01)      --
                              -------       -------  -------  -------  -------
    Total Distributions...      (0.79)        (2.04)   (1.62)   (1.02)   (0.83)
                              -------       -------  -------  -------  -------
Net Asset Value, End of
Period....................    $  9.20       $ 10.99  $ 11.32  $ 11.05  $ 10.11
                              =======       =======  =======  =======  =======
Total Return (excludes
sales charges)............      (9.12%)(b)    16.17%   18.15%   20.34%    9.97%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of
  period (000)............    $62,114       $55,643  $34,707  $28,628  $27,676
  Ratio of expenses to
   average net assets.....       1.60%(c)      1.60%    1.60%    1.60%    1.56%(c)
  Ratio of net investment
   income
   to average net assets..       9.77%(c)      8.81%    8.73%    9.42%    9.13%(c)
  Ratio of expenses to
   average net assets*....       1.83%(c)      2.03%    2.32%    2.24%    1.61%(c)
  Ratio of net investment
   income
   to average net assets*.       9.54%(c)      8.38%    8.01%    8.78%    9.08%(c)
  Portfolio turnover (d)..      58.35%       518.74%  271.68%  187.61%  158.36%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of the shares issued.
                      See notes to financial statements.

SUMMIT HIGH YIELD FUND

                             Financial Highlights

                                                                     B Shares
                                                                   ------------
                                                                     For the
                                                                   Period Ended
                                                                   November 30,
                                                                     1998(a)
                                                                   (Unaudited)
                                                                   ------------
Net Asset Value, Beginning of Period..............................    $9.10
                                                                      -----
INVESTMENT ACTIVITIES:
  Net investment income...........................................     0.13(b)
  Net realized and unrealized gains (losses) on investments.......     0.38
                                                                      -----
    Total from Investment Activities..............................     0.51
                                                                      -----
DISTRIBUTIONS:
  Net investment income...........................................    (0.13)(b)
  In excess of net investment income..............................       --
  Net realized gains..............................................    (0.29)
                                                                      -----
    Total Distributions...........................................    (0.42)
                                                                      -----
Net Asset Value, End of Period....................................    $9.19
                                                                      =====
Total Return (excludes sales charges).............................     5.85%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000)...............................    $  28
  Ratio of expenses to average net assets.........................     2.35%(d)
  Ratio of net investment income to average net assets............     6.95%(d)
  Ratio of expenses to average net assets*........................     2.38%(d)
  Ratio of net investment income to average net assets*...........     6.92%(d)
  Portfolio turnover (e)..........................................    58.35%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations (October 8, 1998).
(b) Calculated based on average shares outstanding during the period.
(c) Not Annualized.
(d) Annualized
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of the shares issued.
                      See notes to financial statements.

SUMMIT EMERGING MARKETS BOND FUND

                             Financial Highlights

                                                           A Shares
                                                   ----------------------------
                                                     For the
                                                    Six Months       For the
                                                      Ended         Five Month
                                                   November 30,    Period Ended
                                                       1998          May 31,
                                                   (Unaudited)       1998(a)
                                                   ------------    ------------
Net Asset Value, Beginning of Period..............   $  9.87         $ 10.00
                                                     -------         -------
INVESTMENT ACTIVITIES:
  Net investment income...........................      0.50            0.35
  Net realized and unrealized gains (losses) on
  investments.....................................     (2.63)          (0.15)
                                                     -------         -------
    Total from Investment Activities..............     (2.13)           0.20
                                                     -------         -------
DISTRIBUTIONS:
  Net investment income...........................     (0.50)          (0.33)
  In excess of net investment income..............        --              --
  Net realized gains..............................     (0.04)             --
                                                     -------         -------
    Total Distributions...........................     (0.54)          (0.33)
                                                     -------         -------
Net Asset Value, End of Period....................   $  7.20         $  9.87
                                                     =======         =======
Total Return (excludes sales charges).............    (21.57%)(b)       2.01%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000)...............   $20,512         $25,879
  Ratio of expenses to average net assets.........      2.00%(c)        2.00%(c)
  Ratio of net investment income to average net
  assets..........................................     12.70%(c)        8.67%(c)
  Ratio of expenses to average net assets*........      2.31%(c)        2.20%(c)
  Ratio of net investment income to average net
  assets*.........................................     12.40%(c)        8.47%(c)
  Portfolio turnover (d)..........................     28.94%          85.69%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations (December 31, 1997).
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of the shares issued.
                      See notes to financial statements.

SUMMIT EMERGING MARKETS BOND FUND

                             Financial Highlights

                                                                     B Shares
                                                                   ------------
                                                                     For the
                                                                   Period Ended
                                                                   November 30,
                                                                     1998(a)
                                                                   (Unaudited)
                                                                   ------------
Net Asset Value, Beginning of Period..............................    $5.94
                                                                      -----
INVESTMENT ACTIVITIES:
  Net investment income...........................................     0.14
  Net realized and unrealized gains (losses) on investments.......     1.30
                                                                      -----
    Total from Investment Activities..............................     1.44
                                                                      -----
DISTRIBUTIONS:
  Net investment income...........................................    (0.14)
  In excess of net investment income..............................       --
  Net realized gains..............................................    (0.04)
                                                                      -----
    Total Distributions...........................................    (0.18)
                                                                      -----
Net Asset Value, End of Period....................................    $7.20
                                                                      =====
Total Return (excludes sales charges).............................    24.96%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000)...............................    $   1
  Ratio of expenses to average net assets.........................     2.75%(c)
  Ratio of net investment income to average net assets............    14.75%(c)
  Ratio of expenses to average net assets*........................     3.07%(c)
  Ratio of net investment income to average net assets*...........    14.43%(c)
  Portfolio turnover (d)..........................................    28.94%

--------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations (October 8, 1998).
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of the shares issued.
                      See notes to financial statements.

                      -----------------------------------


                             Trustees and Officers

                  Steven R. Sutermeister, Chairman and Trustee
                     James F. Smith, President and Trustee
                         Theodore H. Emmerich, Trustee
                            Frederick Moss, Trustee
                            Bruce H. Olson, Trustee
                    Malcom B. Sheldrick, Jr., Vice President
                            John Quillin, Secretary
                            Nimish Bhatt, Treasurer

                                  -----------

                               Investment Adviser
                        First Summit Capital Management
                            312 Elm St., Suite 2525
                              Cincinnati, OH 45202

                             Sub-Investment Adviser
                        Summit Investment Partners, LLC
                            312 Elm St., Suite 2525
                              Cincinnati, OH 45202

                         Administrator and Distributor
                              BISYS Fund Services
                               3435 Stelzer Road
                            Columbus, OH 43219-3035

                                 Legal Counsel
                     Stradley, Ronon, Stevens & Young, LLP
                              2600 Commerce Square
                          Philadelphia, PA 19103-7098

                                    Auditors
                           PricewaterhouseCoopers LLP
                             100 East Broad Street
                               Columbus, OH 43215


1/99

                      -----------------------------------
                      -----------------------------------


                                      LOGO
                                     SUMMIT
                                   INVESTMENT
                                     TRUST


                                High Yield Fund
                           Emerging Markets Bond Fund

                                   Managed by
                        First Summit Capital Management

                                 Sub-Advised by
                        Summit Investment Partners, LLC

                               SEMI-ANNUAL REPORT
                                       TO
                                  SHAREHOLDERS
                               NOVEMBER 30, 1998


                      -----------------------------------